LEASES	6 Months Ended
Jun. 30, 2026
Leases
LEASES

4.	LEASES

Right-of-use assets

The reconciliation of the carrying amounts of the items comprising “right-of-use assets” at the beginning and end of the reporting period:

Cost	Balance at 12/31/2025	Additions	Derecognitions	Balance at 06/30/2026
Right-of-use assets	2,770	66	-	2,836
Total	2,770	66	-	2,836
Accumulated depreciation (Note 11)

Right-of-use assets	(749)	(301)*	-	(1,050)
Total	(749)	(301)	-	(1,050)
Carrying amount	2,021	(235)	-	1,786

*	The difference between the depreciation expense disclosed in Note 4 and Note 11 arises from using different FX rates: period-end rates or balance sheet and average rates for income statement.

Cost	Balance at 12/31/2024	Additions	Derecognitions	Balance at 12/31/2025
Right-of-use assets	2,200	570	-	2,770
Total	2,200	570	-	2,770
Accumulated depreciation (Note 11)

Right-of-use assets	(243)	(506)	-	(749)
Total	(243)	(506)	-	(749)
Carrying amount	1,957	63	-	2,021

Lease Liabilities

The lease liabilities as of June 30, 2026, amounted to €1,878 thousand. The maturity analysis is as follows:

Maturity analysis:
06/30/2026	1,588
Year 1	394
Year 2	715
Year 3	626
Year 4	451
Year 5	79
Onwards	1
Total future lease payments	2,266
Less: Unearned interest	388
Lease liabilities as of June 30, 2026	1,878

Lease Liabilities as of June 30, 2026	1,878
Non-Current	1,588
Current	290